Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (176.5)	$ (228.1)
Unrealized gains	$ 0.4	0.7
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 574.7	458.0
Impact on pre-tax earnings	1.4	3.3
Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	58.9	54.3
Impact on pre-tax earnings	0.4	0.4
Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk		(220.5)
Cash and Cash Equivalents [Member] | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(21.3)	(33.5)
Cash and Cash Equivalents [Member] | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(8.8)	(6.5)
Equity Securities [Member] | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(23.9)	(43.7)
Equity Securities [Member] | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(4.0)	(7.6)
Trade receivables [member] | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(7.9)	(6.9)
Trade receivables [member] | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(21.0)	(18.7)
Other monetary assets [member] | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(17.2)	(20.2)
Other monetary assets [member] | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.6	(4.1)
Accounts Payable And Accrued Liabilities [Member] | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(83.8)	(71.7)
Accounts Payable And Accrued Liabilities [Member] | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(26.1)	(25.4)
Deferred Income Taxes | Currency risk [member] | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(561.2)	(490.6)
Deferred Income Taxes | Currency risk [member] | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (62.0)	$ (58.2)